Document and Entity Information	Dec. 11, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 11, 2023
Entity Registrant Name	Eagle Bulk Shipping Inc.
Entity Incorporation State Country Code	1T
Entity File Number	001-33831
Entity Tax Identification Number	98-0453513
Entity Address Address Line 1	300 First Stamford Place
Entity Address Address Line 2	5th Floor
Entity Address City Or Town	Stamford
Entity Address State Or Province	CT
Entity Address Postal Zip Code	06902
City Area Code	203
Local Phone Number	276-8100
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001322439
Amendment Flag	false
Common Stock [Member]
Document Information [Line Items]
Security 12b Title	Common Shares, par value $0.01 per share
Trading Symbol	EGLE
Security Exchange Name	NYSE
Preferred Share Purchase Right [Member]
Document Information [Line Items]
Security 12b Title	Preferred Stock Purchase Rights
Security Exchange Name	NYSE
No Trading Symbol Flag	true